Fair Value Measurements (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Financial liabilities fair value	$ 0		$ 0		$ 0
Gain on change in fair value of embedded derivative	$ 0	$ 0	$ 0	$ 0